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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1504
                New York, NY  10036

Form 13F File Number:  28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193
Signature, Place, and Date of Signing:

        /s/ Paul Morris          New York, NY               August 6, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   45

Form I3F Information Table Value Total:   $160,840 (thousands)

List of Other Included Managers:

No. Form 13F File Number Name

1. 28-11881 Locust Wood Capital, LP

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       FORM 13F INFORMATION TABLE (1) (2)

COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6     COL 7        COLUMN 8

                               TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION   MNGRS  SOLE  SHARED   NONE
AKAMAI TECHNOLOGIES INC        COM                00971T101    2768     144300  SH          SOLE         NONE        144300
AMERICAN ELEC PWR INC          COM                025537101    6084     210600  SH          SOLE         NONE        210600
ANGLOGOLD ASHANTI LTD          SPONSORED ADR      035128206     733      20000  SH          SOLE         NONE         20000
ATLAS AMER INC                 COM                049167109    1710      95700  SH          SOLE         NONE         95700
ATLAS ENERGY RESOURCES LLC     COM                049303100    1800      88100  SH          SOLE         NONE         88100
BANK OF AMERICA CORPORATION    COM                060505104    1674     126797  SH          SOLE         NONE        126797
BERKSHIRE HATHAWAY INC DEL     CL B               084070207    4344       1500  SH          SOLE         NONE          1500
CENVEO INC                     COM                15670S105     620     146500  SH          SOLE         NONE        146500
CHIMERA INV CORP               COM                16934Q109    5502    1576400  SH          SOLE         NONE       1576400
CHUBB CORP                     COM                171232101    5854     146800  SH          SOLE         NONE        146800
CISCO SYS INC                  COM                17275R102    5931     318000  SH          SOLE         NONE        318000
COCA COLA CO                   COM                191216100    3498      72900  SH          SOLE         NONE         72900
CVS CAREMARK CORPORATION       COM                126650100    6256     196300  SH          SOLE         NONE        196300
DIAGEO PLC                     SPON ADR NEW       25243Q205    2800      48900  SH          SOLE         NONE         48900
DOW CHEMICAL CO                COM                260543103    2763     171200  SH          SOLE         NONE        171200
ENCORE CAP GROUP INC           COM                292554102     269      20265  SH          SOLE         NONE         20265
ENTERGY CORP NEW               COM                29364G103    4450      57400  SH          SOLE         NONE         57400
EXXON MOBIL CORP               COM                30231G102    1489      21300  SH          SOLE         NONE         21300
FOREST CITY ENTERPRISES INC    CL A               345550107    1292     195700  SH          SOLE         NONE        195700
FORTRESS INVESTMENT GROUP LLC  CL A               34958B106     855     250000  SH          SOLE         NONE        250000
GOLDMAN SACHS GROUP INC        COM                38141G104    9362      63500  SH          SOLE         NONE         63500
GRACE W R & CO DEL NEW         COM                38388F108     182      14700  SH          SOLE         NONE         14700
HEWLETT PACKARD CO             COM                428236103    7943     205500  SH          SOLE         NONE        205500
HOLLY ENERGY PARTNERS L P      COM UT LTD PTN     435763107    1553      48900  SH          SOLE         NONE         48900
HOST HOTELS & RESORTS INC      COM                44107P104     821      97900  SH          SOLE         NONE         97900
HUDSON CITY BANCORP            COM                443683107    2314     174104  SH          SOLE         NONE        174104
INTERNATIONAL BUSINESS MACHS   COM                459200101    7664      73400  SH          SOLE         NONE         73400
ISHARES TR                     FTSE XNHUA IDX     464287184    1500      39100  SH          SOLE         NONE         39100
JPMORGAN CHASE & CO            COM                46625H100    3674     107700  SH          SOLE         NONE        107700
KAPSTONE PAPER & PACKAGING CO  COM                48562P103    1194     254500  SH          SOLE         NONE        254500
LIBERTY MEDIA CORP. NEW        ENT COM SERA       53071M500    5225     195700  SH          SOLE         NONE        195700
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS        55907R108    3303     157000  SH          SOLE         NONE        157000
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP     559080106    1832      52700  SH          SOLE         NONE         52700
MICROSOFT CORP                 COM                594918104    6943     292100  SH          SOLE         NONE        292100
ORACLE CORP                    COM                68389X105    6289     293600  SH          SOLE         NONE        293600
PFIZER INC                     COM                717081103    3503     233500  SH          SOLE         NONE        233500
RANGE RES CORP                 COM                75281A109    2609      63000  SH          SOLE         NONE         63000
SCHERING PLOUGH CORP           COM                806605101    4901     195100  SH          SOLE         NONE        195100
SMUCKER J M CO                 COM NEW            832696405    2384      49000  SH          SOLE         NONE         49000
STAR GAS PARTNERS L P          UNIT LTD PARTNR    85512C105    5562    1558100  SH          SOLE         NONE       1558100
US BANCORP DEL                 COM NEW            902973304    1754      97900  SH          SOLE         NONE         97900
UNITED STATES NATL GAS FUND    UNIT               912318102    3393     244600  SH          SOLE         NONE        244600
WELLS FARGO & CO NEW           PERP PFD CNVA      949746804     785       1000  SH          SOLE         NONE          1000
WELLS FARGO & CO NEW           COM                949746101    3561     146800  SH          SOLE         NONE        146800
WYETH                          COM                983024100   11897     262100  SH          SOLE         NONE        262100

(1) Neither this Form 13F Information Table nor the Form 13F Summary Page includes the managers' holdings of 164,631 common shares of "TIME WARNER INC," CUISP 887317105, as of June 30, 2009, the total value of which were $4,147,000. The reason these shares are not listed is that this security has ceased to be a 13(f) security since the date of the List of Section 13F Securities for the first quarter of fiscal year 2009.

(2) Neither this Form 13F Information Table nor the Form 13F Summary Page includes the managers' holdings of 122,300 preferred shares of "BANK OF AMERICA CORP.," CUSIP 060505831, as of June 30, 2009, the total value of which were $2,250,000; 352,200 preferred shares of "CITIGROUP INC. 8.125% PFD," CUSIP 172967572, as of June 30, 2009, the total value of which were $6,579,000; 168,700 preferred shares of "GENERAL MTRS 7.25NTS," CUSIP 370442758, as of June 30, 2009, the total value of which were $388,000; 249,995 common shares of "KKR PRIVATE EQUITY INVESTORS," CUSIP 9999271D0, as of June 30, 2009, the total value of which were $1,500,000; or 220,200 common shares of "NESTLE S.A. ADR," CUSIP 641069406, as of June 30, 2009, the total value of which were $8,284,000. The reason these shares are not listed is that these securities do not appear on the List of Section 13F Securities for the second quarter of fiscal year 2009.